CLARKSTON PARTNERS FUND

PORTFOLIO OF INVESTMENTS

December 31, 2023 (Unaudited)

		Value
	Shares	(Note 2)
COMMON STOCK (92.01%)
Consumer Discretionary (7.35%)
John Wiley & Sons, Inc., Class A	1,625,000	$51,577,500
Leslie's, Inc.(a)	6,660,000	46,020,600
Total Consumer Discretionary		97,598,100

Consumer Staples (25.88%)
Energizer Holdings, Inc.	1,604,585	50,833,253
Molson Coors Beverage Co., Class B	1,010,000	61,822,100
Post Holdings, Inc.(a)	965,000	84,977,900
Sysco Corp.	594,933	43,507,450
US Foods Holding Corp.(a)	2,253,664	102,338,882
Total Consumer Staples		343,479,585

Financials (21.08%)
Affiliated Managers Group, Inc.	620,198	93,910,381
Brown & Brown, Inc.	725,000	51,554,750
LPL Financial Holdings Inc.	420,000	95,600,400
Willis Towers Watson PLC	160,000	38,592,000
Total Financials		279,657,531

Health Care (2.48%)
Avantor, Inc.(a)	1,440,000	32,875,200

Industrials (12.81%)
CH Robinson Worldwide, Inc.	535,000	46,218,650
GFL Environmental Inc.	1,690,000	58,321,900
Hillenbrand, Inc.	1,370,000	65,554,500
Total Industrials		170,095,050

Technology (10.88%)
Clarivate PLC(a)	15,600,000	144,456,000

Telecommunications (4.21%)
Altice USA, Inc., Class A(a)	9,500,000	30,875,000
Cable One, Inc.	45,000	25,046,550
Total Telecommunications		55,921,550

Utilities (7.32%)
Stericycle, Inc.(a)	1,960,000	97,137,600

TOTAL COMMON STOCK
(Cost $1,033,539,507)		1,221,220,616

TOTAL INVESTMENTS (92.01%)
(Cost $1,033,539,507)		$1,221,220,616

OTHER ASSETS IN EXCESS OF LIABILITIES (7.99%)		105,980,665

NET ASSETS (100.00%)		$1,327,201,281

(a)	Non-income producing security.

The sector categorization above is based on the Industry Classification Benchmark (ICB®) industry classifications. Sectors are shown as a percent of the Fund's net assets. Industry categorizations used for Fund compliance purposes are based on classifications used by one or more widely recognized market indices or ratings group indices and/or as defined by Fund management. (Unaudited)

CLARKSTON FUND

PORTFOLIO OF INVESTMENTS

December 31, 2023 (Unaudited)

		Value
	Shares	(Note 2)
COMMON STOCK (84.24%)
Basic Materials (2.39%)
International Flavors & Fragrances, Inc.	42,000	$3,400,740

Consumer Discretionary (6.82%)
Dollar General Corp.	32,000	4,350,400
The Walt Disney Co.	12,000	1,083,480
Warner Bros. Discovery, Inc.(a)	375,000	4,267,500
Total Consumer Discretionary		9,701,380

Consumer Staples (26.02%)
Anheuser-Busch InBev SA/NV, Sponsored ADR	110,000	7,108,200
Lamb Weston Holdings, Inc.	37,000	3,999,330
Molson Coors Beverage Co., Class B	115,000	7,039,150
Post Holdings, Inc.(a)	75,000	6,604,500
Sysco Corp.	47,000	3,437,110
US Foods Holding Corp.(a)	195,000	8,854,950
Total Consumer Staples		37,043,240

Financials (18.28%)
Affiliated Managers Group, Inc.	47,000	7,116,740
Brown & Brown, Inc.	75,000	5,333,250
LPL Financial Holdings Inc.	18,500	4,210,970
The Charles Schwab Corp.	80,000	5,504,000
Willis Towers Watson PLC	16,000	3,859,200
Total Financials		26,024,160

Health Care (4.91%)
Avantor, Inc.(a)	235,000	5,365,050
IQVIA Holdings, Inc.(a)	7,000	1,619,660
Total Health Care		6,984,710

Industrials (17.65%)
American Express Co.	27,200	5,095,648
Capital One Financial Corp.	29,000	3,802,480
CH Robinson Worldwide, Inc.	38,000	3,282,820
FedEx Corp.	29,500	7,462,615
General Electric Co.	43,000	5,488,090
Total Industrials		25,131,653

Technology (6.50%)
Clarivate PLC(a)	1,000,000	9,260,000

		Value
	Shares	(Note 2)
Telecommunications (1.67%)
Altice USA, Inc., Class A(a)	730,000	$2,372,500

TOTAL COMMON STOCK
(Cost $103,677,917)		119,918,383

TOTAL INVESTMENTS (84.24%)
(Cost $103,677,917)		$119,918,383

OTHER ASSETS IN EXCESS OF LIABILITIES (15.76%)		22,429,410

NET ASSETS (100.00%)		$142,347,793

(a)	Non-income producing security.

The sector categorization above is based on the Industry Classification Benchmark (ICB®) industry classifications. Sectors are shown as a percent of the Fund's net assets. Industry categorizations used for Fund compliance purposes are based on classifications used by one or more widely recognized market indices or ratings group indices and/or as defined by Fund management. (Unaudited)

CLARKSTON FOUNDERS FUND

PORTFOLIO OF INVESTMENTS

December 31, 2023 (Unaudited)

		Value
	Shares	(Note 2)
COMMON STOCK (88.87%)
Basic Materials (2.49%)
International Flavors & Fragrances, Inc.	215,000	$17,408,550

Consumer Discretionary (6.60%)
Dollar General Corp.	160,000	21,752,000
Warner Bros. Discovery, Inc.(a)	2,150,000	24,467,000
Total Consumer Discretionary		46,219,000

Consumer Staples (25.29%)
Anheuser-Busch InBev SA/NV, Sponsored ADR	465,000	30,048,300
Molson Coors Beverage Co., Class B	590,000	36,113,900
Post Holdings, Inc.(a)	530,000	46,671,800
Sysco Corp.	175,000	12,797,750
US Foods Holding Corp.(a)	1,131,370	51,375,512
Total Consumer Staples		177,007,262

Financials (19.68%)
Affiliated Managers Group, Inc.	240,879	36,473,898
Brown & Brown, Inc.	365,000	25,955,150
LPL Financial Holdings Inc.	120,000	27,314,400
The Charles Schwab Corp.	400,000	27,520,000
Willis Towers Watson PLC	85,000	20,502,000
Total Financials		137,765,448

Health Care (3.90%)
Avantor, Inc.(a)	1,195,000	27,281,850

Industrials (13.24%)
CH Robinson Worldwide, Inc.	250,000	21,597,500
FedEx Corp.	150,000	37,945,500
GFL Environmental Inc.	960,000	33,129,600
Total Industrials		92,672,600

Technology (9.53%)
Clarivate PLC(a)	7,200,000	66,672,000

Telecommunications (2.33%)
Altice USA, Inc., Class A(a)	5,010,000	16,282,500

Utilities (5.81%)
Stericycle, Inc.(a)	820,000	40,639,200

TOTAL COMMON STOCK
(Cost $588,315,315)		621,948,410

TOTAL INVESTMENTS (88.87%)
(Cost $588,315,315)		$621,948,410

OTHER ASSETS IN EXCESS OF LIABILITIES (11.13%)		77,914,775

NET ASSETS (100.00%)		$699,863,185

(a)	Non-income producing security.

The sector categorization above is based on the Industry Classification Benchmark (ICB®) industry classifications. Sectors are shown as a percent of the Fund's net assets. Industry categorizations used for Fund compliance purposes are based on classifications used by one or more widely recognized market indices or ratings group indices and/or as defined by Fund management. (Unaudited)

Notes to Quarterly Portfolio of Investments

December 31, 2023 (Unaudited)

1. ORGANIZATION

ALPS Series Trust (the “Trust”), a Delaware statutory trust, is an open-end management investment company registered under the Investment Company Act of 1940, as amended (the “1940 Act”). The Trust consists of multiple separate portfolios or series. This quarterly report describes the Clarkston Partners Fund, the Clarkston Fund and the Clarkston Founders Fund (each, a “Fund” and collectively, the “Funds”). The Funds are non-diversified and each Fund's investment objective is to achieve long-term capital appreciation. The Clarkston Partners Fund and Clarkston Founders Fund currently offer Founders Class shares and Institutional Class shares, and the Clarkston Fund currently offers Institutional Class shares. Each share class of the Clarkston Partners Fund and Clarkston Founders Fund has identical rights to earnings, assets and voting privileges, except for class-specific expenses and exclusive rights to vote on matters affecting only individual classes. The Board of Trustees (the “Board”) may establish additional funds and classes of shares at any time in the future without shareholder approval.

2. SIGNIFICANT ACCOUNTING POLICIES

The accompanying financial statements were prepared in accordance with accounting principles generally accepted in the United States of America for investment companies (“U.S. GAAP”). The Funds are considered investment companies under U.S. GAAP and follow the accounting and reporting guidance applicable to investment companies in the Financial Accounting Standards Board (“FASB”) Accounting Standards Codification Topic 946. The preparation of financial statements in conformity with U.S. GAAP requires management to make certain estimates and assumptions that affect the reported amounts of assets and liabilities and disclosures of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the period. Actual results could differ from those estimates. The following is a summary of significant accounting policies consistently followed by the Funds in preparation of their financial statements.

Investment Valuation: The Funds generally value their securities based on market prices determined at the close of regular trading on the New York Stock Exchange (“NYSE”), normally 4:00 p.m. Eastern Time, on each day the NYSE is open for trading.

Securities traded on a registered U.S. securities exchange (including exchange-traded derivatives other than futures and futures options) are valued based on the last sale price of the security reported on the principal exchange on which it is traded, prior to the time when the Funds’ assets are valued. In the case of equity securities not traded on an exchange, or if such closing prices are not otherwise available, the securities are valued at the mean of the most recent bid and ask prices on such day.

Redeemable securities issued by open-end registered investment companies are valued at the investment company’s applicable net asset value (“NAV”), with the exception of exchange-traded open-end investment companies, which are priced as equity securities. Money market funds, representing short-term investments, are valued at their NAV.

When such prices or quotations are not available, or when the Fair Value Committee appointed by the Board believes that they are unreliable, securities may be priced using fair value procedures approved by the Board.

Fair Value Measurements: The Funds disclose the classification of their fair value measurements following a three-tier hierarchy based on the inputs used to measure fair value. Inputs refer broadly to the assumptions that market participants would use in pricing the asset or liability, including assumptions about risk. Inputs may be observable or unobservable. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability that are developed based on market data obtained from sources independent of the reporting entity. Unobservable inputs reflect the reporting entity’s own assumptions about the assumptions market participants would use in pricing the asset or liability that are developed based on the best information available.

Various inputs are used in determining the value of the Funds’ investments as of the end of the reporting period. When inputs used fall into different levels of the fair value hierarchy, the level in the hierarchy within which the fair value measurement falls is determined based on the lowest level input that is significant to the fair value measurement in its entirety. The designated input levels are not necessarily an indication of the risk or liquidity associated with these investments. These inputs are categorized in the following hierarchy under applicable financial accounting standards:

Level 1 –	Unadjusted quoted prices in active markets for identical investments, unrestricted assets or liabilities that the Fund has the ability to access at the measurement date;

Level 2 –	Quoted prices which are not active, quoted prices for similar assets or liabilities in active markets or inputs other than quoted prices that are observable (either directly or indirectly); and

Level 3 –	Significant unobservable prices or inputs (including the Fund’s own assumptions in determining the fair value of investments) where there is little or no market activity for the asset or liability at the measurement date.

The following is a summary of the inputs used to value the Funds’ investments as of December 31, 2023:

CLARKSTON PARTNERS FUND

Investments in Securities at Value	Level 1 - Unadjusted Quoted Prices	Level 2 - Other Significant Observable Inputs	Level 3 - Significant Unobservable Inputs	Total
Common Stock
Consumer Discretionary	$97,598,100	$–	$–	$97,598,100
Consumer Staples	343,479,585	–	–	343,479,585
Financials	279,657,531	–	–	279,657,531
Health Care	32,875,200	–	–	32,875,200
Industrials	170,095,050	–	–	170,095,050
Technology	144,456,000	–	–	144,456,000
Telecommunications	55,921,550	–	–	55,921,550
Utilities	97,137,600	–	–	97,137,600
Total	$1,221,220,616	$–	$–	$1,221,220,616

CLARKSTON FUND

Investments in Securities at Value	Level 1 - Unadjusted Quoted Prices	Level 2 - Other Significant Observable Inputs	Level 3 - Significant Unobservable Inputs	Total
Common Stock
Basic Materials	$3,400,740	$–	$–	$3,400,740
Consumer Discretionary	9,701,380	–	–	9,701,380
Consumer Staples	37,043,240	–	–	37,043,240
Financials	26,024,160	–	–	26,024,160
Health Care	6,984,710	–	–	6,984,710
Industrials	25,131,653	–	–	25,131,653
Technology	9,260,000	–	–	9,260,000
Telecommunications	2,372,500	–	–	2,372,500
Total	$119,918,383	$–	$–	$119,918,383

CLARKSTON FOUNDERS FUND

Investments in Securities at Value	Level 1 - Unadjusted Quoted Prices	Level 2 - Other Significant Observable Inputs	Level 3 - Significant Unobservable Inputs	Total
Common Stock
Basic Materials	$17,408,550	$–	$–	$17,408,550
Consumer Discretionary	46,219,000	–	–	46,219,000
Consumer Staples	177,007,262	–	–	177,007,262
Financials	137,765,448	–	–	137,765,448
Health Care	27,281,850	–	–	27,281,850
Industrials	92,672,600	–	–	92,672,600
Technology	66,672,000	–	–	66,672,000
Telecommunications	16,282,500	–	–	16,282,500
Utilities	40,639,200	–	–	40,639,200
Total	$621,948,410	$–	$–	$621,948,410

As of December 31, 2023, the Funds did not hold any level 3 securities.

Cash & Cash Equivalents: The Funds consider their investment in a Federal Deposit Insurance Corporation (“FDIC”) insured interest bearing account to be cash and cash equivalents. Cash and cash equivalents are valued at cost plus any accrued interest. The Funds maintain cash balances, which, at times may exceed federally insured limits. The Funds maintain these balances with a high-quality financial institution.

Concentration of Credit Risk: Each Fund places its cash with a banking institution, which is insured by FDIC. The FDIC limit is $250,000. At various times throughout the period, the amount on deposit may exceed the FDIC limit and subject a Fund to a credit risk. The Funds do not believe that such deposits are subject to any unusual risk associated with investment activities.

Trust Expenses: Some expenses of the Trust can be directly attributed to a fund. Expenses that cannot be directly attributed to a fund are apportioned among all funds in the Trust based on average net assets of each fund, including Trustees' fees and expenses.

Fund Expenses: Some expenses can be directly attributed to a Fund and are apportioned among the classes based on average net assets of each class.

Class Expenses: Expenses that are specific to a class of shares are charged directly to that share class. Fees provided under the shareholder service plan for a particular class of a Fund are charged to the operations of such class.

Investment Transactions and Investment Income: Investment transactions are accounted for on the date the investments are purchased or sold (trade date basis for financial reporting purposes). Realized gains and losses from investment transactions are reported on an identified cost basis. Interest income, which includes accretion of discounts and amortization of premiums, is accrued and recorded as earned using the effective yield method. Dividend income is recognized on the ex-dividend date, or for certain foreign securities, as soon as information is available to a Fund. Withholding taxes on foreign dividends are paid (a portion of which may be reclaimable) or provided for in accordance with the applicable country’s tax rules and rates and are disclosed in the Statements of Operations. All of the realized and unrealized gains and losses of a Fund and net investment income of a Fund are allocated daily to each class of the Fund in proportion to its average daily net assets.

Distributions to Shareholders: The Funds normally pay dividends, if any, and distribute capital gains, if any, on an annual basis. Income dividend distributions are derived from interest, dividends and other income the Funds receive from their investments, including short-term capital gains. Long-term capital gain distributions are derived from gains realized when a Fund sells a security it has owned for more than one year. A Fund may make additional distributions and dividends at other times if its portfolio manager or managers believe doing so may be necessary for the Fund to avoid or reduce taxes. Net investment income/(loss) and net realized gain/(loss) may differ for financial statement and tax purposes.